                                                                               .
                                                                               .
                                                                               .

                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-4708
                                  ---------------------------------------------

                            SunAmerica Income Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          Harborside Financial Center
                                 3200 Plaza 5
                             Jersey City, NJ 07311
-------------------------------------------------------------------------------
             (Address of principal executive offices)  (Zip code)

                                   John Genoy
                                   President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center
                                  3200 Plaza 5
                             Jersey City, NJ 07311
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  03/31
                        -----------------------
Date of reporting period:  7/1/2009-6/30/2010
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04708
Reporting Period: 07/01/2009 - 06/30/2010
SunAmerica Income Funds




========================== GNMA Fund ============================

The fund did not vote any proxies during the reporting period.


============================= High Yield Bond Fund =============================


CIT GROUP INC.

Ticker:       CIT            Security ID:  125581801
Meeting Date: MAY 11, 2010   Meeting Type: Annual
Record Date:  MAR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director: John A. Thain           For       For          Management
1.2   Elect Director: Michael J. Embler       For       For          Management
1.3   Elect Director William M. Freeman       For       Against      Management
1.4   Elect Director: Arthur B. Newman        For       Against      Management
1.5   Elect Director: Daniel A. Ninivaggi     For       For          Management
1.6   Elect Director: R. Brad Oates           For       For          Management
1.7   Elect Director: Marianne Miller Parrs   For       Against      Management
1.8   Elect Director: Gerald Rosenfeld        For       For          Management
1.9   Elect Director: John R. Ryan            For       Against      Management
1.10  Elect Director: Seymour Sternberg       For       Against      Management
1.11  Elect Director: Peter J. Tobin          For       Against      Management
1.12  Elect Director: Laura S. Unger          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named Executive For       Against      Management
      Officers' Compensation


--------------------------------------------------------------------------------

MASONITE INC.

Ticker:       MASWF          Security ID:  575387105
Meeting Date: MAY 4, 2010    Meeting Type: Annual
Record Date:  MAR 17, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Deloitte & Touche LLP as        For       Withhold     Management
      Auditors and Authorize Board to Fix
      Their Remuneration




============================= Strategic Bond Fund ==============================

The fund did not vote any proxies during the reporting period.

========================== Tax Exempt Insured Fund =============================

The fund did not vote any proxies during the reporting period.

========================== U.S. Government Securities Fund =====================

The fund did not vote any proxies during the reporting period.


========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Income Funds
             ------------------------------------------------------------------
By (Signature and Title)*   John Genoy, President
                         ------------------------------------------------------
Date  8/24/10
    ---------------------------------------------------------------------------




                                       3